Dividends (Tables)	12 Months Ended
Sep. 30, 2020
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 31 cents per share (2019: 80 cents, 2018: 94 cents) all fully franked at 30%	1,120	2,791	3,227	1,120	2,792
Total dividends not recognised at year end	1,120	2,791	3,227	1,120	2,792